Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Inventories
Inventories consist of:

	2022	2021
Raw materials and supplies	$1,640	$1,598
Work-in-process	427	400
Finished goods	537	506
Tooling and engineering	1,576	1,465

	$4,180	$3,969

Tooling and engineering inventory represents costs incurred on tooling and engineering services contracts in excess of billed and unbilled amounts included in accounts receivable.